APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		"             Washington, D.C.  20549"

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Eaton Vance Municipals Trust
	255 State Street
	"Boston, Massachusetts 02109"

2.The name of each series or class of
securities for which this
"Form is filed (state ""All Series""
if Form is being filed for all series):"

	Eaton Vance California Municipals Fund
	Eaton Vance Florida Plus Municipals Fund
	Eaton Vance Massachusetts Municipals Fund
	Eaton Vance Mississippi Municipals Fund
	Eaton Vance National Municipals Fund
	Eaton Vance New York Municipals Fund
	Eaton Vance Ohio Municipals Fund
	Eaton Vance Rhode Island Municipals Fund
	Eaton Vance West Virginia Municipals Fund

3. Investment Company Act File Number:
				811-04409

    Securities Act File Number:
				033-00572

4(a). Last day of fiscal year for which this
 Form
is filed:

				9/30/2008

"4(b). Is this Form is being filed late (i.e., more than 90 days after the" end of the issuer's fiscal year)?
				No

"Note: If the Form is being filed late,
interest must be paid on the registration fee due."

4(c) Is this the last time the issuer
 will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities
 sold during the
fiscal year pursuant to section 24(f):
$	"$3,032,769,015"

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
$	"$2,520,812,692"

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
"earlier than October 11, 1995 that were not"
previously used to reduce registration fees payable
to the Commission:				$
$0

(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:
$	"$2,520,812,692"

(v)    Net sales - if item 5(i) is greater
than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
 $	"$511,956,323"

(vi)   Redemption credits available for use
 in future years -
if item 5(i) is less than item 5(iv)
[subtract item
5(iv) from item 5(i)]:
$	$0

(vii)  Multiplier for determining
 registration fee (See Instructions C.9):
	x	0.0000393

(viii) Registration fee due
Item 5(v) by Item 5(vii)] (enter
"""0"" if no fee is due):"
=	"$20,119.88"


6. Prepaid Shares

If the response to item 5(i) was determined
 by deducting an amount
of securities that were registered under
the Securities Act of 1933
pursuant to rule 24e-2 as in effect
before [effective date of recession of
"rule 24e-2], then report the amount
 of securities (number of shares or"
other units) deducted here:
$0.00

If there is a number of shares or
other units that were registered pursuant
to rule 24e-2 remaining unsold at
the end of the fiscal year for which this
"Form is filed that are available
for use by the issuer in future fiscal years,"
then state that number here:
$0.00



7. Interest due - if this Form is being filed
 more than 90 days after the end
of the issuer's fiscal year
(See Instruction D):
$0.00


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
"$20,119.88"


9. Date the registration fee and any
interest payment was sent to
the Commission's lockbox depository:

12/19/2008
Method of delivery:
Wire Transfer		X
		Mail or other
 means

Signatures

This report has been signed below by
the following persons on behalf of the issuer and in the capacities and on the dates indicated.


/s/ "William J. Austin, Jr."
Assistant Treasurer

Date: 12/19/2008